Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Amortization expense				$ 482,064
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Amortization expense	$ 111,667	$ 335,001